Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
10. Related Party Transactions
The Company has entered into an advisory agreement with the Adviser. Pursuant to the advisory agreement between the Company and the Adviser, the Adviser is responsible for sourcing, evaluating and monitoring the Company’s investment opportunities and making decisions related to the acquisition, management, financing and disposition of the Company’s assets, in accordance with the Company’s investment objectives, guidelines, policies and limitations, subject to oversight by the Company’s board of directors.
Related Party Investor
During the six months ended June 30, 2021, Oaktree Real Estate Income Corporation, an investment vehicle for
non-U.S.
investors managed by an affiliate of our Adviser, invested $9.8 million in the Company utilizing a special fund vehicle. The investments were made in a private offering of Class C shares.
Credit Agreement
On June 5, 2020, the Company entered into a line of credit (the “Credit Agreement”) with Oaktree Fund GP I, L.P. (“Lender”), an affiliate of the Company’s sponsor, Oaktree, providing for a discretionary, unsecured, uncommitted credit facility in a maximum aggregate principal amount of $125 million. The Credit Agreement was set to expire on June 30, 2021 but was extended in June 2021 to June 30, 2022 with no other changes in terms. Borrowings under the Credit Agreement will bear interest at a rate of the then-current rate offered by a third-party lender, or, if no such rate is available, LIBOR plus 2.25%. Each advance under the Credit Agreement is repayable on the earliest of (i) Lender’s demand, (ii) the stated expiration of the Credit Agreement, and (iii) the date on which Oaktree Fund Advisors, LLC or an affiliate thereof no longer acts as the Company’s investment adviser; provided that the Company will have 180 days to make such repayment in the event of clauses (i) and (ii) and 45 days to make such repayment in the event of clause (iii). To the extent the Company has not repaid all loans and other obligations under the Credit Agreement after a repayment event has occurred, the Company is obligated to apply the net cash proceeds from its public offering and any sale or other disposition of assets to the repayment of such loans and other obligations; provided that the Company will be permitted to (x) make payments to fulfill any repurchase requests pursuant to its share repurchase plan, (y) use funds to close any acquisition of property which the Company committed to prior to receiving a demand notice and (z) make quarterly distributions to its stockholders at per share levels consistent with the immediately preceding fiscal quarter and as otherwise required for it to maintain its REIT status. The Credit Agreement also permits voluntary prepayment of principal and accrued interest without any penalty other than customary LIBOR breakage costs. The Credit Agreement contains customary events of default. As is customary in such financings, if an event of default occurs under the Credit Agreement, Lender may accelerate the repayment of amounts outstanding under the Credit Agreement and exercise other remedies subject, in certain instances, to the expiration of an applicable cure period. As of June 30, 2021, the Company did no
t have any borrowings outstanding under the Credit Agreement.
On June 29, 2021, the Lender approved a
12-month
extension of the expiration of the Credit Agreement to June 30, 2022.
Management Fee
Certain affiliates of the Company, including the Adviser, will receive fees and compensation in connection with the offering and ongoing management of the assets of the Company. The Adviser agreed to waive its management fee from December 6, 2019 through June 6, 2020. Beginning June 7, 2020, the Adviser has been paid a management fee equal to 1.00% of NAV per annum, payable monthly in arrears. The management fee is payable, at the Adviser’s election, in cash or Class I shares. For the three and six months ended June 30, 2021, the Company recorded $0.6 million and $1.1 million, respectively, in Adviser management fees, all of which the Adviser elected to receive in Class I shares. For the three and six months ended June 30, 2020, the Company recorded $0.1 million in Adviser management fees, all of which the Adviser elected to receive in Class I shares.
The Company may retain certain of the Adviser’s affiliates for necessary services relating to the Company’s investments or its operations, including any administrative services, construction, special servicing, leasing, development, property oversight and other property management services, as well as services related to mortgage servicing, group purchasing, healthcare, consulting/brokerage, capital markets/credit origination, loan servicing, property, title and/or other types of insurance, management consulting and other similar operational matters. Any such arrangements will be at market terms and rates. As of June 30, 2021, the Company had not retained an affiliate of the Adviser for any such services.
Performance Fee
The Company will pay the Adviser a performance fee equal to 12.5% of the annual Total Return, subject to a 5% annual Hurdle Amount (each term as defined in the advisory agreement) and a high water mark, with a catch-up.
Such performance fee will be made annually and accrue monthly. For the three and six months ended June 30, 2021, the Company incurred performance fees of $
0.7
million and $
1.3
million, respectively. For the three and six months ended June 30, 2020, the Company accrued performance fees of $
0.2
million and $
1.0
million, respectively.
Due to Affiliates
Due to affiliates of $17.5

million as of June 30, 2021 consisted primarily of $5.9 million due to Oaktree for reimbursement of organizational and offering costs, $0.4 million due to the Adviser for management fees, $9.9 million due to Oaktree for share repurchases and $1.3 million due to the Adviser for performance fees. Due to affiliates of $12.1 million as of December 31, 2020 consisted of $0.9 million due to Oaktree for reimbursement of operating expenses, $5.7 million due to Oaktree for reimbursement of organizational and offering costs, $0.4 million due to the Adviser for management fees, $2.7 million due to Oaktree for share repurchases and $2.4 million due to Oaktree for performance fees.
Repurchase Arrangement for Oaktree Investor
On September 11, 2019, the board of directors of the Company, including a majority of the independent directors, adopted an arrangement to repurchase shares of the Company’s Class I common stock that Oaktree Fund GP I, L.P. (the “Oaktree Investor”), an affiliate of the Company’s sponsor, acquired in the Company’s initial public offering. The board of directors approved the repurchase arrangement in recognition of the Oaktree Investor’s subscription for shares of the Company’s Class I common stock in an amount such that, together with all other subscriptions for the Company’s common stock, met the escrow minimum offering amount.
As of December 6, 2019, the Company satisfied the minimum offering requirement and the Company’s board of directors authorized the release of proceeds from escrow. As of such date, the escrow agent released gross proceeds of approximately $150.0 million (including approximately $86.9 million that was funded by Oaktree) to the Company in connection with the sale of shares of the Company’s common stock.
Under the repurchase arrangement, subject to certain limitations, on the last calendar day of each month the Company will offer to repurchase shares of its common stock from the Oaktree Investor in an aggregate dollar amount (the “Monthly Repurchase Amount”) equal to (i) the net proceeds from new subscriptions that month less (ii) the aggregate repurchase price (excluding any amount of the aggregate repurchase price paid using cash flow from operations not used to pay distributions) of shares repurchased by the Company that month from investors pursuant to the Company’s existing share repurchase plan. In addition to the Monthly Repurchase Amount for the applicable month, the Company will offer to repurchase any Monthly Repurchase Amounts from prior months that have not yet been repurchased. The price per share for each repurchase from the Oaktree Investor will be the lesser of (a) the $10.00 per share initial cost of the shares and (b) the transaction price in effect for the Class I shares at the time of repurchase. The repurchase arrangement is not subject to any time limit and will continue until the Company has repurchased all of the Oaktree Investor’s shares. During the six months ended June 30, 2021 and 2020, the Company repurchased 5,130,450 and 903,345 Class I shares, respectively, from the Oaktree Investor at a price of $10.00 per share. As of June 30, 2021, the Oaktree Investor held
1,055,947
of the Company’s outstanding Class I shares.
Other than the Monthly Repurchase Amount limitation, the share repurchase arrangement for the Oaktree Investor is not subject to any volume limitations, including those in the Company’s existing share repurchase plan. Notwithstanding the foregoing, no repurchase offer will be made to the Oaktree Investor for any month in which (1) the 2% monthly or 5% quarterly repurchase limitations in the Company’s existing share repurchase plan have been decreased or (2) the full amount of all shares requested to be repurchased under the Company’s existing share repurchase plan is not repurchased. Additionally, the Company may elect not to offer to repurchase shares from the Oaktree Investor, or may offer to purchase less than the Monthly Repurchase Amount, if, in its judgment, the Company determines that offering to repurchase the full Monthly Repurchase Amount would place an undue burden on its liquidity, adversely affect its operations or risk having an adverse impact on the Company as a whole. Further, the Company’s board of directors may modify, suspend or terminate this share repurchase arrangement if it deems such action to be in the Company’s best interests and the best interests of the Company’s stockholders. The Oaktree Investor will not request that its shares be repurchased under the Company’s existing share repurchase plan. Under the Company’s charter, the Oaktree Investor may not vote on the removal of any of its affiliates (including the Adviser), and may not vote regarding any transaction between the Company and Oaktree or any of its affiliates.
See Note 14,
Subsequent Events
, for a discussion of Entry into Adviser Transition Agreement.

10. Related Party Transactions
The Company has entered into an advisory agreement with the Adviser. Pursuant to the advisory agreement between the Company and the Adviser, the Adviser is responsible for sourcing, evaluating and monitoring the Company’s investment opportunities and making decisions related to the acquisition, management, financing and disposition of the Company’s assets, in accordance with the Company’s investment objectives, guidelines, policies and limitations, subject to oversight by the Company’s board of directors.
Credit Agreement
On June 5, 2020, the Company entered into a line of credit (the “Credit Agreement”) with Oaktree Fund GP I, L.P. (“Lender”), an affiliate of the Company’s sponsor, Oaktree, providing for a discretionary, unsecured, uncommitted credit facility in a maximum aggregate principal amount of $125 million. The Credit Agreement expires on June 30, 2021, subject to one-year
extension options requiring Lender approval. Borrowings under the Credit Agreement will bear interest at a rate of the then-current rate offered by a third-party lender, or, if no such rate is available, LIBOR plus 2.25%. Each advance under the Credit Agreement is repayable on the earliest of (i) Lender’s demand, (ii) the stated expiration of the Credit Agreement, and (iii) the date on which Oaktree Fund Advisors, LLC or an affiliate thereof no longer acts as the Company’s investment adviser; provided that the Company will have 180 days to make such repayment in the event of clauses (i) and (ii) and 45 days to make such repayment in the event of clause (iii). To the extent the Company has not repaid all loans and other obligations under the Credit Agreement after a repayment event has occurred, the Company is obligated to apply the net cash proceeds from its public offering and any sale or other disposition of assets to the repayment of such loans and other obligations; provided that the Company will be permitted to (x) make payments to fulfill any repurchase requests pursuant to its share repurchase plan, (y) use funds to close any acquisition of property which the Company committed to prior to receiving a demand notice and (z) make quarterly distributions to its stockholders at per share levels consistent with the immediately preceding fiscal quarter and as otherwise required for it to maintain its REIT status. The Credit Agreement also permits voluntary prepayment of principal and accrued interest without any penalty other than customary LIBOR breakage costs. The Credit Agreement contains customary events of default. As is customary in such financings, if an event of default occurs under the Credit Agreement, Lender may accelerate the repayment of amounts outstanding under the Credit Agreement and exercise other remedies subject, in certain instances, to the expiration of an applicable cure period. As of December 31, 2020, the Company did not have any borrowings outstanding under the Credit Agreement.
Management Fee
Certain affiliates of the Company, including the Adviser, will receive fees and compensation in connection with the offering and ongoing management of the assets of the Company. The Adviser agreed to waive its management fee from December 6, 2019 through June 6, 2020. Beginning June 7, 2020, the Adviser has been paid a management fee equal to 1.00% of NAV per annum, payable monthly in arrears. The management fee is payable, at the Adviser’s election, in cash or Class I shares. For the year ended December 31, 2020, the Company recorded $1.2 million in Adviser management fees, all of which the Adviser elected to receive in Class I shares. Since the Adviser agreed to waive its management fee until six months following escrow break, the Company waived management fees of $107,563 and $749,171 for the years ended December 31, 2019 and 2020, respectively.
The Company may retain certain of the Adviser’s affiliates for necessary services relating to the Company’s investments or its operations, including any administrative services, construction, special servicing, leasing, development, property oversight and other property management services, as well as services related to group purchasing, healthcare, consulting/brokerage, capital markets/credit origination, loan servicing, property, title and/or other types of insurance, management consulting and other similar operational matters. Any such arrangements will be at market terms and rates. As of December 31, 2020, the Company had not retained an affiliate of the Adviser for any such services.
Performance Fee
The Company pays the Adviser a performance fee equal to 12.5% of the annual Total Return, subject to a 5% annual Hurdle Amount (each term as defined in the advisory agreement) and a high water mark, with a catch-up.
Such performance fee is made annually and accrues monthly. For the years ended December 31, 2020 and 2019, the Company accrued performance fees of $2.2 million and $0.2 million, respectively.
Due to Affiliates
Due to affiliates of $12.1 million as of December 31, 2020 consisted primarily of $0.9 million due to Oaktree for reimbursement of operating expenses, $5.7 million due to Oaktree for reimbursement of organizational and offering costs, $0.4 million due to the Adviser for management fees, $2.7 million due to Oaktree for share repurchases and $2.4 million due to the Adviser for performance fees (which includes $0.2 million of performance fee with respect to the period ended December 31, 2019, which the Adviser has deferred receipt until 2021). Due to affiliates of $6.0 million as of December 31, 2019 consisted of $0.6 million due to Oaktree for reimbursement of operating expenses, $5.2 million due to Oaktree for reimbursement of organizational and offering costs, and $0.2 million due to Oaktree for performance fees.
Repurchase Arrangement for Oaktree Investor
On September 11, 2019, the board of directors of the Company, including a majority of the independent directors, adopted an arrangement to repurchase shares of the Company’s Class I common stock that Oaktree Fund GP I, L.P. (the “Oaktree Investor”), an affiliate of the Company’s sponsor, acquired in the Company’s initial public offering. The board of directors approved the repurchase arrangement in recognition of the Oaktree Investor’s subscription for shares of the Company’s Class I common stock in an amount such that, together with all other subscriptions for the Company’s common stock, met the escrow minimum offering amount.
As of December 6, 2019, the Company satisfied the minimum offering requirement and the Company’s board of directors authorized the release of proceeds from escrow. As of such date, the escrow agent released gross proceeds of approximately $150.0 million (including approximately $86.9 million that was funded by Oaktree) to the Company in connection with the sale of shares of the Company’s common stock.
Under the repurchase arrangement, subject to certain limitations, on the last calendar day of each month the Company will offer to repurchase shares of its common stock from the Oaktree Investor in an aggregate dollar amount (the “Monthly Repurchase Amount”) equal to (i) the net proceeds from new subscriptions that month less (ii) the aggregate repurchase price (excluding any amount of the aggregate repurchase price paid using cash flow from operations not used to pay distributions) of shares repurchased by the Company that month from investors pursuant to the Company’s existing share repurchase plan. In addition to the Monthly Repurchase Amount for the applicable month, the Company will offer to repurchase any Monthly Repurchase Amounts from prior months that have not yet been repurchased. The price per share for each repurchase from the Oaktree Investor will be the lesser of (a) the $10.00 per share initial cost of the shares and (b) the transaction price in effect for the Class I shares at the time of repurchase. The repurchase arrangement is not subject to any time limit and will continue until the Company has repurchased all of the Oaktree Investor’s shares. During the years ended December 31, 2020 and 2019, the Company repurchased 2,521,620 and 0 Class I shares, respectively, from the Oaktree Investor at a price of $10.00 per share. As of December 31, 2020, the Oaktree Investor held 6,186,397 of the Company’s outstanding Class I shares.

Other than the Monthly Repurchase Amount limitation, the share repurchase arrangement for the Oaktree Investor is not subject to any volume limitations, including those in the Company’s existing share repurchase plan. Notwithstanding the foregoing, no repurchase offer will be made to the Oaktree Investor for any month in which (1) the 2% monthly or 5% quarterly repurchase limitations in the Company’s existing share repurchase plan have been decreased or (2) the full amount of all shares requested to be repurchased under the Company’s existing share repurchase plan is not repurchased. Additionally, the Company may elect not to offer to repurchase shares from the Oaktree Investor, or may offer to purchase less than the Monthly Repurchase Amount, if, in its judgment, the Company determines that offering to repurchase the full Monthly Repurchase Amount would place an undue burden on its liquidity, adversely affect its operations or risk having an adverse impact on the Company as a whole. Further, the Company’s board of directors may modify, suspend or terminate this share repurchase arrangement if it deems such action to be in the Company’s best interests and the best interests of the Company’s stockholders. The Oaktree Investor will not request that its shares be repurchased under the Company’s existing share repurchase plan. Under the Company’s charter, the Oaktree Investor may not vote on the removal of any of its affiliates (including the Adviser), and may not vote regarding any transaction between the Company and Oaktree or any of its affiliates.